Significant Accounting Policies Significant Accounting Policies - Product and Process Technology (Details) (Maximum [Member])	12 Months Ended
Aug. 29, 2013
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Maximum life of finite-lived intangible assets (in years)	10 years